Class K [Member] Investment Objectives and Goals - Class K [Member] - BlackRock Total Return Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund OverviewKey Facts About BlackRock Total Return Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the BlackRock Total Return Fund (the “Fund”) is to realize a total return that exceeds that of the Bloomberg U.S. Aggregate Bond Index.